Intangible assets, net - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Intangible assets
Gross carrying amount	¥ 110,139		¥ 103,126
Less: accumulated amortization and impairment	(49,192)		(34,850)
Net book value	60,947	$ 8,607	68,276
Intangible assets acquired	5,626
User base and customer relationships
Intangible assets
Gross carrying amount	50,016		47,913
Trade names, trademarks and domain names
Intangible assets
Gross carrying amount	26,151		22,592
Non-compete agreement
Intangible assets
Gross carrying amount	13,898		12,528
Developed technology and patents
Intangible assets
Gross carrying amount	10,051		9,510
Licensed copyrights
Intangible assets
Gross carrying amount	9,639		9,225
Others
Intangible assets
Gross carrying amount	¥ 384		¥ 1,358